FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

16.1 Financial risk factors

The Company’s activities and the market in which it operates expose it to a series of financial risks: market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk.

The Company’s risk management framework establishes that a risk map is determined that measures the potential impact of each of them on the financial situation and results of operations. Based on this, the Executive Officers are responsible for defining the policies, procedures, limits and measures aimed at mitigating the impact of said risks.

The sensitivity analyzes included below are based on the change in one of the factors while all others remain constant. In practice, this is unlikely to happen, and changes in several factors can be correlated, for example, in variations in the interest rate and variations in the foreign currency exchange rate.

Sensitivity analysis only provides limited vision, at one point in time. The actual impact on the Company’s financial instruments could vary significantly with respect to the impact shown in the sensitivity analysis.

16.1.1 Risk associated with exchange rates

Exchange rate risk management

In view of the main impacts of the aforementioned situation and those detailed in Note 1 to these Consolidated Financial Statements, the Company has implemented a series of measures to mitigate their impact. In this sense, the Company’s Management permanently monitors the evolution of the situations that affect its business, in order to determine the possible actions to be taken and identify the eventual impacts on its equity and financial situation. The Company considers that its current financial position will allow it to comply, in the short term, with its foreign currency commitments. The Company’s financial statements should be read in light of these circumstances.

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 87% of the segment’s total revenues for the years ended December 31, 2023, 2022 and 2021. Total operating cost denominated in Argentine Pesos accounted for 81%, 83% and 81% for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, 2022 and 2021, 35%, 35% and 37% of total revenues are denominated in Argentine pesos, respectively.

tgs’ financial risk management policies are defined with the objective of mitigating the impact of exchange rate fluctuations on the Company’s foreign currency position. To this end, alternative investment evaluations are regularly carried out to diversify tgs’ investment portfolio among instruments denominated in U.S. dollars or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, if deemed appropriate, the Company enters into derivative financial instruments that allow hedging the fluctuation of the U.S. dollar on the positions in such currency in the long term.

However, the Company, in order to mitigate the impact on the future variation of the exchange rate, has placed funds in assets denominated in U.S. dollars. As of December 31, 2023, 91% of the Company’s fund placements are denominated in U.S. dollars.

For further information regarding the Company’s foreign currency position see “Note 18. Foreign currency assets and liabilities”.

Management of the Company estimates that, based on the net liability position as of December 31, 2023 and 2022, a 10% appreciation in the exchange rate of the U.S. dollar against the Argentine peso, with all other economic-financial variables stable, could have resulted in a pre-tax loss of Ps. 6,378,820 and Ps. 6,152,241, respectively. A 10% depreciation of the U.S. dollar against the Argentine peso would have an equal and opposite effect on the Statement of Comprehensive Income. This sensitivity analysis is theoretical as the actual impacts could differ significantly and vary over time.

In order to mitigate the exchange rate risk, during fiscal year 2023, tgs has allocated its short-term investment in financial instruments to protect its financial position from the devaluation in order to hedge exposure to the risk associated with the exchange rate that derives from its financial debt.

16.1.2 Interest rate risk

Interest rate risk management seeks to reduce financial costs and limit the Company’s exposure to increases in interest rates. tgs’ exposure to risks associated with interest rate variations is limited given that all of its financial debt is subject to fixed interest rates. Information regarding the Company’s financing is disclosed in Note 13.

In addition, the main objective of the Company’s financial investment activities is to obtain the highest return by investing in low-risk and highly liquid instruments. The Company maintains a portfolio of cash equivalents and short-term investments comprised of investments in mutual funds and deposits in interest-bearing bank accounts, public and private securities. The risk of these instruments is low since they are mostly short-term and highly liquid in recognized financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policies are defined with the objective of reducing the impact of the loss of purchasing power. During the 2023, 2022 and 2021 fiscal years the Company has maintained a liability monetary position. As a consequence, tgs has recorded a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2023 and 2022:

	Financial assets		Financial liabilities (1)
	2023	2022	2023	2022
Fix interest rate	214,572,395	133,336,086	450,154,594	278,443,497
Variable interest rate	1,873,673	137,714	-	-
Total	216,446,068	133,473,800	450,154,594	278,443,497

(1)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

16.1.3 Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Commercialization business segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sales prices of exported propane, butane and natural gasoline are determined according to international reference prices (Mont Belvieu for propane and butane and NWE ARA for natural gasoline). Additionally, most of the total sales of propane and butane that are made in the domestic market are made at prices set by the Ministry of Energy for the different market segments.

These prices have historically fluctuated in response to macroeconomic conditions and changes in supply and demand, which could affect tgs’ profitability.

Based on volume of sales for the years ended December 31, 2023, 2022 and 2021, tgs estimated that, other factors being constant, a decrease of US$ 50 per ton in the international price of LPG and natural gasoline, respectively, would have decrease the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 13,547,004, Ps. 9,987,506 and Ps. 13,636,139, respectively. On the other hand, an increase of US$ 50 per ton in the international price would have had the opposite effect.

16.1.4 Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

To measure the expected credit loss, receivables from sales have been grouped according to their characteristics in terms of credit risk and the time that has elapsed since maturity.

On this basis, the provision for losses for the year ended December 31, 2023 for trade receivables was determined as follows:

Ratio	Non-due	90 days	120 days	180 days	+240 days
Natural Gas Transportation segment	0%	0.50%	5%	10%	100%
Other segments	0%	0.25%	2%	5%	100%

Trade and other receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2023 and 2022, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2023	2022
Current trade receivables	51,103,234	53,162,940
Allowances for doubful accounts (1)	(301,770)	(412,681)
Total	50,801,464	52,750,259

(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Likewise, as of December 31, 2023 and 2022, the Company has credits for government grants for Ps. 4,675,875 and Ps. 11,734,335, respectively.

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31,2023, 2022 and 2021 and the sales receivable balances (net of allowances) as of December 31, 2023 and 2022 are set forth below:

	2023		2022		2021
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	24,318,307	1,476,898	32,248,616	2,392,212	36,814,036
Camuzzi Gas Pampeana S.A.	18,070,335	1,086,152	23,880,326	1,767,771	27,120,380
Naturgy Argentina	14,712,603	945,579	19,575,169	1,505,818	21,958,655
CAMMESA	8,847,362	1,463,834	11,818,443	4,297,818	16,816,760
Pampa Energía	3,460,789	265,685	4,582,093	347,064	5,189,780
Camuzzi Gas del Sur S.A.	4,487,300	66,625	5,657,561	368,109	6,268,564

The amounts of Liquids Production and Commercialization revenues made to major customers during the years ended December 31, 2023, 2022 and 2021 and revenues receivable balances (net of allowances) as of December 31, 2023 and 2022 are set forth below:

	2023		2022		2021
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	101,023,042	7,493,584	79,688,674	11,115,350	83,014,038
Geogas Trading S.A.	8,327,911	-	11,424,167	-	23,051,172
Italgas S.A.	-	-	-	-	918,740
YPF	4,863,755	89,175	8,092,448	501,014	11,522,821
Petrobras Global Trading BV	1,907,031	1,907,031	873,237	-	34,110,130
Trafigura Beheer	41,344,487	3,088,637	49,727,977	2,796,525	42,010,476
Pampa Energía	8,605,778	646,317	11,158,452	877,466	15,558,595

The amounts of Midstream revenues made to major customers during the years ended December 31, 2023, 2022 and 2021 and revenues receivable balances (net of allowances) as of December 31, 2023 and 2022 are set forth below:

	2023		2022		2021
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
Tecpetrol	11,613,064	1,688,724	8,471,994	1,301,080	2,727,791
Exxomobil Exploration	5,320,819	887,297	5,086,118	755,238	5,775,892
YPF	12,927,055	3,766,193	13,323,059	2,631,812	14,107,367
Vista Oil	2,059,717	483,254	733,131	379,111	-
Pluspetrol	12,362,816	2,774,674	8,216,597	856,969	7,326,827
Pampa Energía	17,632,528	4,225,255	12,371,684	2,822,228	7,366,239

Cash and financial placements

The credit risk on cash and cash equivalents and other financial placements is limited since tgs has short-term fund placement policies whose main objective is to obtain an adequate return based on market characteristics and minimizing risk exposure. These placements are diversified in different financial institutions with adequate credit ratings in order to limit exposure to a few financial institutions. The Company’s maximum exposure to credit risk will be given by the carrying value of assets included in cash and cash equivalents and other financial assets at amortized cost.

Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables and  (iv) other receivables as of December 31, 2023 and 2022:

December 31, 2023
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	6,599,199	217,537,319	12,924
With specified maturity
Overdue
Until 12-31-2022	-	-	432,064
From 01-01-23 to 03-31-23	-	-	97
From 04-01-23 to 06-30-23	-	-	211
From 07-01-23 to 09-30-23	-	-	9,478
From 10-01-23 to 12-31-23	-	-	3,107,489
Total overdue	-	-	3,549,339

Non-due
From 01-01-24 to 03-31-24	-	101,278,492	45,365,062
From 04-01-24 to 06-30-24	-	4,027,889	7,479,194
From 07-01-24 to 09-30-24	-	-	7,371
From 10-01-24 to 12-31-24	-	21,177	9,965
During 2025	-	107,191,029	19,591
During 2026	-	-	-
During 2027	-	-	-
From 2028 onwards	-	-	-

Total non-due	-	212,518,587	52,881,183
Total with specified maturity	-	212,518,587	56,430,522
Total	6,599,199	430,055,906	56,443,446

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2022
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	9,307,806	122,350,911	125,774
With specified maturity
Overdue
Until 12-31-2021	-	-	540,221
From 01-01-22 to 03-31-22	-	-	25,433
From 04-01-22 to 06-30-22	-	-	82,296
From 07-01-22 to 09-30-22	-	-	70,160
From 10-01-22 to 12-31-22	-	-	4,513,994
Total overdue	-	-	5,232,104

Non-due
From 01-01-23 to 03-31-23	-	598	60,837,510
From 04-01-23 to 06-30-23	-	598	354,986
From 07-01-23 to 09-30-23	-	3,282	180,405
From 10-01-23 to 12-31-23	-	-	11,687
During 2024	-	125,068,419	43,678
During 2025	-	-	-
During 2026	-	-	-
From 2027 onwards	-	-	-

Total non-due	-	125,072,897	61,428,266
Total with specified maturity	-	125,072,897	66,660,370
Total	9,307,806	247,423,808	66,786,144

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

16.1.5 Liquidity risk

This risk involves the difficulties that tgs may have in meeting its commercial and financial obligations. To this end, the expected cash flow is regularly monitored.

tgs has policies for borrowing funds whose main objective is to cover financing needs at the lowest cost according to market conditions. One of the Company’s main objectives is to have financial solvency. Given the current conditions of the financial market, the Company believes that the availability of resources and the positive cash flow from operations are sufficient to meet its current obligations, despite having credit lines for borrowing funds.

Additionally, a methodology is used for the analysis and assignment of credit limits to the different financial entities in order to minimize the associated liquidity risk. In line with this, the Company invests its liquid funds in financial entities with an adequate credit rating.

Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2023 and 2022. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2023
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2022	-	496,213	-
From 01-01-23 to 03-31-23	-	311	-
From 04-01-23 to 06-30-23	-	311	-
From 07-01-23 to 09-30-23	-	311	-
From 10-01-23 to 12-31-23	-	311	609,435
Total overdue	-	497,457	609,435

Non-due
From 01-01-24 to 03-31-24	21,913,365	46,127,826	1,655,061
From 04-01-24 to 06-30-24	27,826,772	104,969	1,655,061
From 07-01-24 to 09-30-24	119,544	-	1,655,061
From 10-01-24 to 12-31-24	28,823,183	-	1,655,061
During 2025	438,117,650	-	6,655,985
During 2026	-	-	4,255,896
During 2027	-	-	679,059
From 2028 onwards	-	-	-
Total non-due	516,800,514	46,232,795	18,211,184
Total with specified maturity	516,800,514	46,730,252	18,820,619
Total	516,800,514	46,730,252	18,820,619

December 31, 2022
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2021	-	718,333	-
From 01-01-22 to 03-31-22	-	968	-
From 04-01-22 to 06-30-22	-	968	-
From 07-01-22 to 09-30-22	-	968	-
From 10-01-22 to 12-31-22	-	968	415,882
Total overdue	-	722,205	415,882

Non-due
From 01-01-23 to 03-31-23	-	39,074,182	1,031,659
From 04-01-23 to 06-30-23	10,328,560	245,224	1,031,659
From 07-01-23 to 09-30-23	4,801,277	-	1,031,659
From 10-01-23 to 12-31-23	9,309,765	-	1,031,659
During 2024	18,619,530	-	4,127,191
During 2025	285,154,656	-	4,127,191
During 2026	-	-	2,465,502
From 2027 onwards	-	-	-
Total non-due	328,213,788	39,319,406	14,846,520
Total with specified maturity	328,213,788	40,041,611	15,262,402
Total	328,213,788	40,041,611	15,262,402

16.1.6 Capital management risk.

The Company’s objectives in managing capital are to safeguard the Company’s ability to continue as a going concern, to achieve an optimal cost of capital structure and to support the investment process in order to provide returns to shareholders and benefits to other stakeholders.

tgs seeks to maintain a level of cash generation from its operating activities that will enable it to meet all of its commitments.

The Company monitors capital on the basis of the leverage ratio. This ratio is calculated as total financial debt (including “current financial debt” and “non-current financial debt” as shown in the Statement of Financial Position) divided by total capital. Total capital is calculated as “Shareholders’ Equity”, as shown in the Statement of Changes in Shareholders’ Equity, plus total financial debt.

During the years ended December 31, 2023 and 2022, the gearing ratio was as follows:

	2023	2022
Total debt (Note 13)	471,648,466	294,635,431
Total equity	855,674,894	832,156,862
Total capital	1,327,323,360	1,126,792,293
Gearing Ratio	0.36	0.26

    16.2 Financial instruments by category and level of hierarchy

16.2.1 Categorization of financial instruments

Accounting policies for the categorization of financial instruments were explained in Note 4.e. In accordance with IFRS Accounting Standards 7, IAS 32 and IFRS Accounting Standards 9, non-financial assets and liabilities, such as contract and supplier liabilities, tax and social charges, income tax and deferred income tax are not included.

The categorization of financial assets and liabilities as of December 31, 2023 and 2022 is included below:

	December 31, 2023
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	50,801,464	50,801,464
Other receivables	-	5,325,726	5,325,726
Financial assets at amortized cost	-	105,327,557	105,327,557
Financial assets at fair value through profit or loss	217,537,319	-	217,537,319
Cash and cash equivalents	2,053,961	4,545,238	6,599,199
Total current assets	219,591,280	165,999,985	385,591,265

NON-CURRENT ASSETS
Other receivables	-	14,486	14,486
Other financial assets at amortized cost	-	107,191,030	107,191,030
Total non-current assets	-	107,205,516	107,205,516
Total assets	219,591,280	273,205,501	492,796,781

	Financial liabilities at fair value	Financial liabilities at amortirzed cost	Total
CURRENT LIABILITIES
Trade payables	-	41,723,198	41,723,198
Loans	-	60,567,191	60,567,191
Payroll and social security taxes payables	-	4,934,640	4,934,640
Other payables	-	74,374	74,374
Total current liabilities	-	107,299,403	107,299,403

NON-CURRENT LIABILITIES
Loans	-	411,081,275	411,081,275
Total non-current liabilities	-	411,081,275	411,081,275
Total liabilities	-	518,380,678	518,380,678

	December 31, 2022
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	52,750,259	52,750,259
Other receivables	-	13,576,805	13,576,805
Financial assets at amortized cost	-	4,478	4,478
Financial assets at fair value through profit or loss	122,350,911	-	122,350,911
Cash and cash equivalents	8,301,548	1,006,258	9,307,806
Total current assets	130,652,459	67,337,800	197,990,259

NON-CURRENT ASSETS
Other receivables	-	46,397	46,397
Financial assets at amortized cost	-	125,068,419	125,068,419
Total non-current assets	-	125,114,816	125,114,816
Total assets	130,652,459	192,452,616	323,105,075

	Financial liabilities at fair value	Financial liabilities at amortirzed cost	Total
CURRENT LIABILITIES
Trade payables	-	32,775,452	32,775,452
Loans	-	12,206,959	12,206,959
Payroll and social security taxes payables	-	6,706,238	6,706,238
Other payables	-	892,354	892,354
Total current liabilities	-	52,581,003	52,581,003

NON-CURRENT LIABILITIES
Loans	-	282,428,472	282,428,472
Total non-current liabilities	-	282,428,472	282,428,472
Total liabilities	-	335,009,475	335,009,475

16.2.2 Fair value measurement hierarchy and estimates

According to IFRS Accounting Standards 13, the fair value hierarchy introduces three levels of inputs based on the lowest level of input significant to the overall fair value. These levels are:

•
Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the Bolsas y Mercados Argentinos S.A. (“BYMA”). Within this level, the Company includes those derivate financial instruments for which it was able to find an active market.

•
Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices).

•	Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2023 and 2022, there were no transfers between the different hierarchies used to determine the fair value of the Company’s financial instruments or reclassifications between categories of financial instruments.

The table below shows different assets at their fair value classified by hierarchy as of December 31, 2023 and 2022:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	2,053,961	-	-	2,053,961
Financial assets at fair value through profit or loss	217,537,319	-	-	217,537,319
Total	219,591,280	-	-	219,591,280

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	8,301,549	-	-	8,301,549
Financial assets at fair value through profit or loss	122,350,911	-	-	122,350,911
Total	130,652,460	-	-	130,652,460

The fair value amount of the financial assets is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2023, the carrying amount of certain financial instruments used by the Company, in cash, cash equivalents, other investments, accounts receivable and payable and short-term obligations is representative of fair value due to the short-term nature of these instruments.

The estimated fair value of Non-current loans is estimated based on quoted market prices. The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2023, based on their quoted market price:

	As of December 31, 2023
	Carrying amount	Fair value
2018 Notes	384,503,538	365,967,850